Organization and Nature of Business (Details)	12 Months Ended
May 31, 2011
Organization And Nature Of Business [Abstract]
Our percentage share of PhosChem's dry crop nutrient products	87.00%
Miski Mayo Mine [Member]
Organization And Nature Of Business [Abstract]
Economic interest percentage in Miski Mayo mine joint venture in the Bayovar region of Peru	35.00%